Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class A
Trading Symbol	SHRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund (previously known as ClearBridge Aggressive Growth Fund) for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$123	1.14%
[1]
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of ClearBridge Growth Fund returned 16.38%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 19.07% for the same period. The Fund previously compared its performance to the Russell 3000 Growth Index, which returned 30.10% for the same period. Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to May 1, 2024, stock selection in the industrials sector, an overweight to the communication services sector and an underweight to the consumer discretionary sector
↑	Post May 1, 2024, stock selection in the health care and financials sectors and overweights to the communication services and information technology (IT) sectors
↑
Positions in Broadcom and CrowdStrike in the IT sector, Vertex Pharmaceuticals and UnitedHealth Group in the health care sector as well as L3Harris Technologies in the industrials sector, contributed to absolute performance

Top detractors from performance:
↓	Prior to May 1, 2024, stock selection in the communication services, health care, consumer staples and IT sectors and an underweight to the financials sector
↓	Post May 1, 2024, stock selection in IT, materials and consumer discretionary sectors and an underweight to financials
↓	Positions in Wolfspeed, HubSpot and MongoDB in the IT sector, Comcast in the communication services sector and Biogen in the health care sector, detracted from absolute performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	16.38	7.15	5.09
Class A (with sales charge)	9.98	5.89	4.47
Russell 3000 Index	26.14	15.19	12.36
Russell Midcap Growth Index[1]	19.07	10.50	10.61
Russell 3000 Growth Index	30.10	18.43	15.52
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 4,317,189,619
Holdings Count | $ / shares	52	[3]
Advisory Fees Paid, Amount	$ 30,882,354
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,317,189,619
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$30,882,354
Portfolio Turnover Rate	22%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, the Fund’s name was changed to ClearBridge Growth Fund.
Effective May 1, 2024, the portfolio managers of the Fund are Evan Bauman, Aram Green and Amanda Leithe.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class C
Trading Symbol	SAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund (previously known as ClearBridge Aggressive Growth Fund) for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$199	1.85%
[4]
Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of ClearBridge Growth Fund returned 15.56%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 19.07% for the same period. The Fund previously compared its performance to the Russell 3000 Growth Index, which returned 30.10% for the same period. Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to May 1, 2024, stock selection in the industrials sector, an overweight to the communication services sector and an underweight to the consumer discretionary sector
↑	Post May 1, 2024, stock selection in the health care and financials sectors and overweights to the communication services and information technology (IT) sectors
↑
Positions in Broadcom and CrowdStrike in the IT sector, Vertex Pharmaceuticals and UnitedHealth Group in the health care sector as well as L3Harris Technologies in the industrials sector, contributed to absolute performance

Top detractors from performance:
↓	Prior to May 1, 2024, stock selection in the communication services, health care, consumer staples and IT sectors and an underweight to the financials sector
↓	Post May 1, 2024, stock selection in IT, materials and consumer discretionary sectors and an underweight to financials
↓	Positions in Wolfspeed, HubSpot and MongoDB in the IT sector, Comcast in the communication services sector and Biogen in the health care sector, detracted from absolute performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	15.56	6.40	4.36
Class C (with sales charge)	14.68	6.40	4.36
Russell 3000 Index	26.14	15.19	12.36
Russell Midcap Growth Index[1]	19.07	10.50	10.61
Russell 3000 Growth Index	30.10	18.43	15.52
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 4,317,189,619
Holdings Count | $ / shares	52	[6]
Advisory Fees Paid, Amount	$ 30,882,354
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,317,189,619
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$30,882,354
Portfolio Turnover Rate	22%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, the Fund’s name was changed to ClearBridge Growth Fund.
Effective May 1, 2024, the portfolio managers of the Fund are Evan Bauman, Aram Green and Amanda Leithe.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class FI
Trading Symbol	LMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund (previously known as ClearBridge Aggressive Growth Fund) for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$125	1.16%
[7]
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class FI shares of ClearBridge Growth Fund returned 16.37%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 19.07% for the same period. The Fund previously compared its performance to the Russell 3000 Growth Index, which returned 30.10% for the same period. Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to May 1, 2024, stock selection in the industrials sector, an overweight to the communication services sector and an underweight to the consumer discretionary sector
↑	Post May 1, 2024, stock selection in the health care and financials sectors and overweights to the communication services and information technology (IT) sectors
↑
Positions in Broadcom and CrowdStrike in the IT sector, Vertex Pharmaceuticals and UnitedHealth Group in the health care sector as well as L3Harris Technologies in the industrials sector, contributed to absolute performance

Top detractors from performance:
↓	Prior to May 1, 2024, stock selection in the communication services, health care, consumer staples and IT sectors and an underweight to the financials sector
↓	Post May 1, 2024, stock selection in IT, materials and consumer discretionary sectors and an underweight to financials
↓	Positions in Wolfspeed, HubSpot and MongoDB in the IT sector, Comcast in the communication services sector and Biogen in the health care sector, detracted from absolute performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class FI	16.37	7.13	5.09
Russell 3000 Index	26.14	15.19	12.36
Russell Midcap Growth Index[1]	19.07	10.50	10.61
Russell 3000 Growth Index	30.10	18.43	15.52
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 4,317,189,619
Holdings Count | $ / shares	52	[9]
Advisory Fees Paid, Amount	$ 30,882,354
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,317,189,619
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$30,882,354
Portfolio Turnover Rate	22%
[9]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, the Fund’s name was changed to ClearBridge Growth Fund.
Effective May 1, 2024, the portfolio managers of the Fund are Evan Bauman, Aram Green and Amanda Leithe.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class R
Trading Symbol	LMPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund (previously known as ClearBridge Aggressive Growth Fund) for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$156	1.44%
[10]
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of ClearBridge Growth Fund returned 16.03%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 19.07% for the same period. The Fund previously compared its performance to the Russell 3000 Growth Index, which returned 30.10% for the same period. Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to May 1, 2024, stock selection in the industrials sector, an overweight to the communication services sector and an underweight to the consumer discretionary sector
↑	Post May 1, 2024, stock selection in the health care and financials sectors and overweights to the communication services and information technology (IT) sectors
↑
Positions in Broadcom and CrowdStrike in the IT sector, Vertex Pharmaceuticals and UnitedHealth Group in the health care sector as well as L3Harris Technologies in the industrials sector, contributed to absolute performance

Top detractors from performance:
↓	Prior to May 1, 2024, stock selection in the communication services, health care, consumer staples and IT sectors and an underweight to the financials sector
↓	Post May 1, 2024, stock selection in IT, materials and consumer discretionary sectors and an underweight to financials
↓	Positions in Wolfspeed, HubSpot and MongoDB in the IT sector, Comcast in the communication services sector and Biogen in the health care sector, detracted from absolute performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	16.03	6.82	4.78
Russell 3000 Index	26.14	15.19	12.36
Russell Midcap Growth Index[1]	19.07	10.50	10.61
Russell 3000 Growth Index	30.10	18.43	15.52
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 4,317,189,619
Holdings Count | $ / shares	52	[12]
Advisory Fees Paid, Amount	$ 30,882,354
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,317,189,619
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$30,882,354
Portfolio Turnover Rate	22%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, the Fund’s name was changed to ClearBridge Growth Fund.
Effective May 1, 2024, the portfolio managers of the Fund are Evan Bauman, Aram Green and Amanda Leithe.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class I
Trading Symbol	SAGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund (previously known as ClearBridge Aggressive Growth Fund) for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$90	0.83%
[13]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class I shares of ClearBridge Growth Fund returned 16.74%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 19.07% for the same period. The Fund previously compared its performance to the Russell 3000 Growth Index, which returned 30.10% for the same period. Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to May 1, 2024, stock selection in the industrials sector, an overweight to the communication services sector and an underweight to the consumer discretionary sector
↑	Post May 1, 2024, stock selection in the health care and financials sectors and overweights to the communication services and information technology (IT) sectors
↑
Positions in Broadcom and CrowdStrike in the IT sector, Vertex Pharmaceuticals and UnitedHealth Group in the health care sector as well as L3Harris Technologies in the industrials sector, contributed to absolute performance

Top detractors from performance:
↓	Prior to May 1, 2024, stock selection in the communication services, health care, consumer staples and IT sectors and an underweight to the financials sector
↓	Post May 1, 2024, stock selection in IT, materials and consumer discretionary sectors and an underweight to financials
↓	Positions in Wolfspeed, HubSpot and MongoDB in the IT sector, Comcast in the communication services sector and Biogen in the health care sector, detracted from absolute performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class I	16.74	7.48	5.42
Russell 3000 Index	26.14	15.19	12.36
Russell Midcap Growth Index[1]	19.07	10.50	10.61
Russell 3000 Growth Index	30.10	18.43	15.52
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 4,317,189,619
Holdings Count | $ / shares	52	[15]
Advisory Fees Paid, Amount	$ 30,882,354
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,317,189,619
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$30,882,354
Portfolio Turnover Rate	22%
[15]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, the Fund’s name was changed to ClearBridge Growth Fund.
Effective May 1, 2024, the portfolio managers of the Fund are Evan Bauman, Aram Green and Amanda Leithe.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class IS
Trading Symbol	LSIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund (previously known as ClearBridge Aggressive Growth Fund) for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$80	0.74%
[16]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class IS shares of ClearBridge Growth Fund returned 16.84%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 19.07% for the same period. The Fund previously compared its performance to the Russell 3000 Growth Index, which returned 30.10% for the same period. Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to May 1, 2024, stock selection in the industrials sector, an overweight to the communication services sector and an underweight to the consumer discretionary sector
↑	Post May 1, 2024, stock selection in the health care and financials sectors and overweights to the communication services and information technology (IT) sectors
↑
Positions in Broadcom and CrowdStrike in the IT sector, Vertex Pharmaceuticals and UnitedHealth Group in the health care sector as well as L3Harris Technologies in the industrials sector, contributed to absolute performance

Top detractors from performance:
↓	Prior to May 1, 2024, stock selection in the communication services, health care, consumer staples and IT sectors and an underweight to the financials sector
↓	Post May 1, 2024, stock selection in IT, materials and consumer discretionary sectors and an underweight to financials
↓	Positions in Wolfspeed, HubSpot and MongoDB in the IT sector, Comcast in the communication services sector and Biogen in the health care sector, detracted from absolute performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class IS	16.84	7.58	5.52
Russell 3000 Index	26.14	15.19	12.36
Russell Midcap Growth Index[1]	19.07	10.50	10.61
Russell 3000 Growth Index	30.10	18.43	15.52
[17]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 4,317,189,619
Holdings Count | $ / shares	52	[18]
Advisory Fees Paid, Amount	$ 30,882,354
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,317,189,619
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$30,882,354
Portfolio Turnover Rate	22%
[18]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, the Fund’s name was changed to ClearBridge Growth Fund.
Effective May 1, 2024, the portfolio managers of the Fund are Evan Bauman, Aram Green and Amanda Leithe.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[18]
*	Does not include derivatives, except purchased options, if any.